Share-based Compensation (Tables) - Long-Term Incentive Plan 2015	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Summary of awards granted

			Fair value at grant
Awards	Number	Grant date	date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14,2021	$4.09
PCUs	21,663	September 14,2021	$4.09
RCUs	113,793	April 1, 2022	$5.80

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
Granted during the year	113,793	—	660
Vested during the year	(70,620)	—	(317)
Outstanding as of December 31, 2022	247,085	1.49	1,017
PCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674
Vested during the year	(65,044)	—	(189)
Forfeited during the year	(5,576)	—	(128)
Outstanding as of December 31, 2022	133,292	0.84	357